UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code: (973) 887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

FRANK VALUE FUND – INVESTOR CLASS

FRNKX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Frank Value Fund – Investor Class - FRNKX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Investor Class	$ 74	1.37%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Frank Value Fund – Investor Class	19.22%	11.34%	5.10%
Russell Mid Cap Value Index	13.07%	8.60%	8.10%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-217-5426.

FUND STATISTICS

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$22,070,584	24	49.26%	$97,108

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

top ten holdings

1.	Viatris, Inc.	7.26%
2.	Expedia, Inc.	6.17%
3.	United Natural Foods, Inc.	5.09%
4.	Nintendo Co., Ltd.	5.04%
5.	Easterly Government Properties, Inc.	5.01%
6.	Molson Coors Beverage Co., Class B	4.89%
7.	Opera Ltd. (Norway)	4.74%
8.	Nexstar Media Group, Inc.	4.73%
9.	Civeo Corp.	4.69%
10.	NRG Energy, Inc.	4.60%
	Total % of Net Assets	52.23%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frank Value Fund at 1-888-217-5426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://frankfunds.com or contact us at 1-888-217-5426.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

FRANK VALUE FUND - CLASS C

FNKCX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Frank Value Fund - Class C - FNKCX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Class C	$ 114	2.12%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Frank Value Fund – Class C	18.30%	10.51%	4.32%
Russell Mid Cap Value Index	13.07%	8.60%	8.10%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-217-5426.

FUND STATISTICS

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$22,070,584	24	49.26%	$97,108

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

top ten holdings

1.	Viatris, Inc.	7.26%
2.	Expedia, Inc.	6.17%
3.	United Natural Foods, Inc.	5.09%
4.	Nintendo Co., Ltd.	5.04%
5.	Easterly Government Properties, Inc.	5.01%
6.	Molson Coors Beverage Co., Class B	4.89%
7.	Opera Ltd. (Norway)	4.74%
8.	Nexstar Media Group, Inc.	4.73%
9.	Civeo Corp.	4.69%
10.	NRG Energy, Inc.	4.60%
	Total % of Net Assets	52.23%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frank Value Fund at 1-888-217-5426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://frankfunds.com or contact us at 1-888-217-5426.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

FRANK VALUE FUND – INSTITUTIONAL CLASS

FNKIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Frank Value Fund – Institutional Class - FNKIX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://frankfunds.com. You can also request this information by contacting us at 1-888-217-5426.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Frank Value Fund – Institutional Class	$ 60	1.12%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Frank Value Fund – Institutional Class	19.45%	11.62%	5.37%
Russell Mid Cap Value Index	13.07%	8.60%	8.10%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-217-5426.

FUND STATISTICS

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$22,070,584	24	49.26%	$97,108

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

top ten holdings

1.	Viatris, Inc.	7.26%
2.	Expedia, Inc.	6.17%
3.	United Natural Foods, Inc.	5.09%
4.	Nintendo Co., Ltd.	5.04%
5.	Easterly Government Properties, Inc.	5.01%
6.	Molson Coors Beverage Co., Class B	4.89%
7.	Opera Ltd. (Norway)	4.74%
8.	Nexstar Media Group, Inc.	4.73%
9.	Civeo Corp.	4.69%
10.	NRG Energy, Inc.	4.60%
	Total % of Net Assets	52.23%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Frank Value Fund at 1-888-217-5426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://frankfunds.com or contact us at 1-888-217-5426.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

WEST HILLS CORE FUND

LEBOX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the West Hills Core Fund – LEBOX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

You can find additional information about the Fund at https://westhillscorefund.com/. You can also request this information by contacting us at 1-888-217-5426.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

West Hills Core Fund	$110	2.14%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
West Hills Core Fund	15.89%	10.10%	4.66%
S&P 500 Total Return Index	25.02%	14.51%	13.09%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-217-5426.

FUND STATISTICS

			ADVISOR
	PORTFOLIO	PORTFOLIO	REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND:
$7,986,817	4	0.81%	$ (7,260)

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors or investment type, while the underlying securities represent as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Excludes written options.

top holdings

1.	SPDR S&P 500 ETF Trust	100.38%
2.	SPDR S&P 500 ETF Trust, January 17, 2025, Put @ $558.00	0.09%
3.	Morgan Stanley Institutional Liquidity Fund	0.06%
	Total % of Net Assets	100.53%

How has the fund changed

On November 26, 2024, the Board of Trustees determined that it is in the best interests of shareholders to liquidate the West Hills Core Fund, a series of the Trust, following a recommendation by the Fund's investment adviser, FCP. The Board has determined to liquidate the Fund with the liquidation payment to shareholders on January 3, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact West Hills Core Fund at 1-888-217-5426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://westhillscorefund.com/ or contact us at 1-888-217-5426.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

CAMELOT EVENT-DRIVEN FUND – CLASS A

EVDAX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Camelot Event-Driven Fund – Class A - EVDAX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Class A	$100	1.96%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Class A (with load)	0.44%	9.19%	7.40%
Camelot Event Driven Fund - Class A (without load)	6.26%	10.42%	8.00%
HFRX Event-Driven Index	3.73%	1.03%	0.18%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-706-9790.

FUND STATISTICS

	PORTFOLIO	PORTFOLIO	ADVISORY FEES PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$91,366,025	266	28.78%	$570,149

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors or investment type, while the underlying securities represent as a percentage of the portfolio of investments.

^ Less than 0.005%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

top ten holdings

1.	Goldman Sachs Tr Financial Square Government Fund – Institutional Class	8.61%
2.	Colgate-Palmolive Co.	7.86%
3.	Humana, Inc.	5.56%
4.	Newmont Corp.	4.44%
5.	US Treasury Note, 4.50%, 11/15/2033	4.36%
6.	BioMarin Pharmaceutical, Inc.	4.35%
7.	Phillips 66 Co.	3.62%
8.	Johnson & Johnson	3.25%
9.	Crown Castle International Corp.	3.18%
10.	The J. M. Smucker Co.	3.01%
	Total % of Net Assets	48.24%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Camelot Event-Drive Fund at 1-866-706-9790, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit http://cameloteventdrivenfund.com or contact us at 1-866-706-9790.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024 (Unaudited)

CAMELOT EVENT-DRIVEN FUND – INSTITUTIONAL CLASS

EVDIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Camelot Event-Drive Fund – Institutional Class - EVDIX (the “Fund”) for the period July 1, 2024 to December 31, 2024.

You can find additional information about the Fund at http://cameloteventdrivenfund.com. You can also request this information by contacting us at 1-866-706-9790.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Camelot Event-Drive Fund – Institutional Class	$88	1.72%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Camelot Event Driven Fund - Institutional Class	6.55%	10.74%	8.30%
HFRX Event-Driven Index	3.73%	1.03%	0.18%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-706-9790.

FUND STATISTICS

	PORTFOLIO	PORTFOLIO	ADVISORY FEES PAID BY FUND
NET ASSETS:	HOLDINGS:	TURNOVER:	(NET OF WAIVERS):
$91,366,025	266	28.78%	$570,149

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors or investment type, while the underlying securities represent as a percentage of the portfolio of investments.

^ Less than 0.005%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

top ten holdings

1.	Goldman Sachs Tr Financial Square Government Fund – Institutional Class	8.61%
2.	Colgate-Palmolive Co.	7.86%
3.	Humana, Inc.	5.56%
4.	Newmont Corp.	4.44%
5.	US Treasury Note, 4.50%, 11/15/2033	4.36%
6.	BioMarin Pharmaceutical, Inc.	4.35%
7.	Phillips 66 Co.	3.62%
8.	Johnson & Johnson	3.25%
9.	Crown Castle International Corp.	3.18%
10.	The J. M. Smucker Co.	3.01%
	Total % of Net Assets	48.24%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Camelot Event-Drive Fund at 1-866-706-9790, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit http://cameloteventdrivenfund.com or contact us at 1-866-706-9790.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

WEST HILLS CORE FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

SEMI-ANNUAL REPORT

December 31, 2024

(Unaudited)

	Value Fund

Schedule of Investments
December 31, 2024 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 88.92%

Calculating & Accounting Machines (No Electronic Computers) - 1.48%
34,290	Cantaloupe, Inc. *	$ 326,098

Cement, Hydraulic - 4.26%
10,169	CRH PLC	940,836

Cigarettes - 2.95%
12,442	Altria Group, Inc.	650,592

Electric Services - 4.60%
11,243	NRG Energy, Inc.	1,014,343

Functions Related To Depository Banking - 2.94%
6,314	Euronet Worldwide, Inc. *	649,332

Hotels, Rooming Houses, Camps & Other Lodging Places - 4.69%
45,561	Civeo Corp.	1,035,146

Malt Beverages - 4.89%
18,840	Molson Coors Beverage Co.	1,079,909

Motor Vehicle Parts& Accessories - 2.78%
67,922	Garrett Motion, Inc. (Switzerland) *	613,336

Natural Gas Transmission - 3.46%
39,025	Energy Transfer LP	764,500

Petroleum Refining - 4.00%
40,116	Calumet, Inc. *	883,354

Pharmaceutical Preperations - 7.26%
128,693	Viatris, Inc.	1,602,228

Radio Broadcasting Stations - 4.36%
42,206	Sirius XM Holdings, Inc.	962,297

Services-Business Services - 10.26%
7,900	Ebay, Inc.	489,405

10,146	PayPal Holdings, Inc. *	865,961
85,682	Western Union Co.	908,229
		2,263,595
Services-Miscellaneous Amusement & Recreation - 1.70%
58,100	Codere Online Luxembourg SA (Luxembourg) *	374,745

Services-Prepackaged Software - 4.74%
55,261	Opera Ltd. ADR	1,046,643

Television Broadcasting Stations - 8.24%
6,611	Nexstar Media Group, Inc.	1,044,340
42,281	Tegna, Inc.	773,320
		1,817,660
Transportation Services - 6.17%
7,312	Expedia Group, Inc. *	1,362,445

Video Game Equipment - 5.04%
76,086	Nintendo Co. Ltd. ADR	1,113,138

Wholesale-Groceries, General Line - 5.10%
41,169	United Natural Foods, Inc. *	1,124,325

TOTAL FOR COMMON STOCKS (Cost $15,808,448) - 88.92%		19,624,522

REAL ESTATE INVESTMENT TRUSTS - 8.73%
97,340	Easterly Government Properties, Inc.	1,105,782
26,284	Net Lease Office Properties *	820,324
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,797,067) - 8.73%		1,926,106

MONEY MARKET FUND - 2.16%
477,424	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 4.29% **	477,424
TOTAL FOR MONEY MARKET FUND (Cost $477,424) - 2.16%		477,424

TOTAL INVESTMENTS (Cost $18,082,939) *** - 99.81%		22,028,052

ASSETS IN EXCESS OF LIABILITIES, NET - 0.19%		42,532

NET ASSETS - 100.00%		$22,070,584

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2024.
*** Refer to Note 11 for tax cost.
ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Limited Company.
SA - Société Anonyme - French term for Public Limited Company.
The accompanying notes are an integral part of these financial statements.

	West Hills Fund

Schedule of Investments
December 31, 2024 (Unaudited)

Shares		Fair Value

EXCHANGE TRADED FUND - 100.38%
13,679	SPDR S&P 500 ETF Trust (a)	$ 8,016,988
TOTAL FOR EXCHANGE TRADED FUND (Cost $5,272,524) - 100.38%		8,016,988

MONEY MARKET FUND - 0.06%
5,168	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 4.29% **	5,168
TOTAL FOR MONEY MARKET FUND (Cost $5,168) - 0.06%		5,168

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $38,285) - 0.09%		7,350

TOTAL INVESTMENTS (Cost $5,315,977) *** - 100.53%		8,029,506

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $10,689) - (0.02%)		(1,500)

LIABILITIES IN EXCESS OF ASSETS, NET - (0.51%)		(41,189)

NET ASSETS - 100.00%		$ 7,986,817

(a) Subject to written option contracts.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2024.
*** Refer to Note 11 for tax cost.
The accompanying notes are an integral part of these financial statements.

West Hills Fund

Schedule of Purchased Options
December 31, 2024 (Unaudited)

PUT OPTIONS - 0.09% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	75	$ 4,185,000	$ 558	1/17/2025	$ 7,350

Total Put Options (Premiums Paid $38,285) - 0.09%						$ 7,350

TOTAL PURCHASED OPTIONS (Premiums Paid $38,285) - 0.09%						$ 7,350

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
ETF - Exchange Traded Funds
The accompanying notes are an integral part of these financial statements.

West Hills Fund

Schedule of Written Options
December 31, 2024 (Unaudited)

PUT OPTIONS - (0.02)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(75)	$ (3,750,000)	$ 500	1/17/2025	$ (1,500)

Total Put Options (Premiums Received $10,689) - (0.02)%						$ (1,500)

TOTAL WRITTEN OPTIONS (Premiums Received $10,689) - (0.02)%						$ (1,500)

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
ETF - Exchange Traded Funds
The accompanying notes are an integral part of these financial statements.

	Camelot Fund

Schedule of Investments
December 31, 2024 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 67.52%

Air Transportation, Scheduled - 0.74%
20,000	Southwest Airlines Co. (a) (b)	$ 672,400

Arrangement of Transportation of Freight & Cargo - 0.00%
500	PS International Group Ltd. (Hong Kong) *	282

Automotive - 0.00%
5,926	Exide Technologies ^ †	0
101,663	Flyht Aerospace Solutions Ltd. (Canada) ^ † *	0
		0
Bakery Products - 0.40%
479,411	Bab, Inc.	369,146

Biotech & Pharma - 0.00%
167,850	Inyx, Inc. ● *	0

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 4.36%
25,000	J.M. Smucker Co. (a) (b)	2,753,000
35,000	TreeHouse Foods, Inc. (a) *	1,229,550
		3,982,550
Communication Services - 0.11%
4,675	Intelsat Emergence SA (Luxembourg) ● *	98,175

Construction & Engineering - 0.08%
25,935	WeBuild SpA ADR *	76,391

Crude Pretoleum & Natural Gas - 3.20%
23,000	Devon Energy Corp.	752,790
44,000	Occidental Petroleum Corp. (a) (b)	2,174,040
		2,926,830
Drilling Oil & Gas Wells - 0.00%
2	Seadrill Ltd. (Bermuda) *	78

Electric Housewares & Fans - 0.33%
5,000	Helen of Troy Ltd. (Bermuda) (a) (b) *	299,150

Electric Services - 0.02%
500	PPL Corp. (a)	16,230

Farm Machinery & Equipment - 0.00%
184	Nature's Miracle Holding, Inc. *	392

Fats & Oils - 1.38%
25,000	Archer-Daniels-Midland Co. (a)	1,263,000

Financial Services - 0.10%
300,000	Sunac China Holdings Ltd. (China) *	89,603

Federal & Federally-Sponsored Credit Agencies - 0.36%
100,000	Federal National Mortgage Association *	328,000

Gaming, Lodging & Restaurants - 0.10%
10,000	Guoco Group Ltd. (Bermuda)	92,821

Gold and Silver Ores - 13.15%
35,000	Agnico Eagle Mines Ltd. (Canada) (a) (b)	2,737,350
630,200	B2Gold Corp. (Canada) (a)	1,537,688
55,000	Barrick Gold Corp. (Canada) (a) (b)	852,500
109,000	Newmont Corp. (a) (b)	4,056,980
180,000	NovaGold Resources, Inc. *	599,400
195,000	Seabridge Gold, Inc. (Canada) *	2,224,950
		12,008,868
Hospital & Medical Service Plans - 5.56%
20,000	Humana, Inc. (a) (b)	5,074,200

Industrial Inorganic Chemicals - 0.48%
1,500	Air Products & Chemicals, Inc. (a)	435,060

Industrial Products - 0.07%
3,200	Gates Industrial Corp. PLC *	65,824
69	Mercury Systems, Inc. *	2,898
		68,722
Industrial Services - 0.04%
1,022,580	Astaldi SpA SPF (Italy) † ● *	40,903

Internet Content & Information - 0.15%
1,500	Scout24 SE ADR *	135,373

Investment Advice - 0.04%
600	TPG, Inc. Class A	37,704

Investment Companies - 0.26%
15,000	A SPAC II Acquisition Corp. (Hong Kong) ● *	167,850
3,100	Ares Acquisition Corp. II Class A *	34,379
3,600	Nabors Energy Transition Corp II *	39,024
7,300	Northern Star Investment Corp. III Class A *	0
		241,253
Media - 0.58%
50,000	Apogee 21 Holdings, Inc. *	0
11,249	Clear Channel Outdoor Holdings, Inc. *	15,411

65,388	Prosus N.V. ADR *	519,181
		534,592
Metals & Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ † *	0

Mineral Royalty Traders - 0.58%
4,000	Royal Gold, Inc. (a)	527,400

Oil, Gas & Coal - 1.43%
9,000	Chevron Corp. (a) (b)	1,303,560

Perfumes, Cosmetics & Other Toilet Preparations - 7.86%
79,000	Colgate-Palmolive Co. (a) (b)	7,181,890

Petroleum Refining - 4.23%
4,000	Marathon Petroleum Corp. (a)	558,000
29,000	Phillips 66 (a)	3,303,970
		3,861,970
Pharmaceutical Preparations - 7.85%
60,456	BioMarin Pharmaceutical, Inc. (b) *	3,973,773
30,000	Emisphere Technologies, Inc. Δ ● *	234,300
20,500	Johnson & Johnson (a)	2,964,710
		7,172,783
Plastics Products - 0.64%
10,000	Covestro AG (Germany) *	581,234

Radio & TV Broadcasting & Communications Equipment - 0.44%
70,000	KVH Industries, Inc. (b) *	399,000

Radio Broadcasting Stations - 0.16%
4,610	iHeartMedia, Inc. Class A *	9,128
5,862	Sirius XM Holdings, Inc. (a)	133,654
		142,782
Real Estate - 0.06%
20,000	Greentown China Holdings Ltd. (China) *	23,843
150,000	Ronshine China Holdings Ltd. (China) *	7,242
500,000	Times China Holdings Ltd. (China) *	28,645
		59,730
Retail - 0.82%
10,000	Dollar Tree, Inc. (a) (b) *	749,400

Retail - Department Stores - 0.00%
791	NWA SEN *	0

Retail - Drug Stores and Proprietary Stoares - 0.49%
10,000	CVS Health Corp. (a)	448,900

Retail - Eatting & Drinking Places - 2.00%
20,000	Starbucks Corp.	1,825,000

Retail - Eating Places - 2.27%

43,000	Yum China Holdings, Inc. (a) (b)	2,071,310

Retail - Retail Stores - 2.28%
60,000	JD.com, Inc. (China) (a) (b) *	2,080,200

Semiconductors & Related Devices - 0.15%
20,000	Wolfspeed, Inc. (a) (b) *	133,200

Services-Amusement & Recreation Services - 0.68%
20,000	Endeavor Group Holdings, Inc.	625,800

Services-Computer Processing & Data Preparation - 0.42%
29,000	Sohu.com Ltd. ADR *	382,220

Services-Computer Programming, Data Processing, Etc. - 1.11%
31,000	Match Group, Inc. (a) *	1,014,010

Services-Educational Services - 0.05%
59,708	TCTM Kids IT Education, Inc. (China) *	43,025

Services-Employment Agencies - 0.08%
15,400	51job, Inc. ADR ● Δ *	71,148

Services-Motion Picture & Video Tape Production - 0.85%
102,600	Lions Gate Entertainment Corp. B Shares *	774,630

Surgical & Medical Instruments & Apparatus - 1.54%
48,000	Baxter International, Inc.	1,399,680
3,000	DIH Holding US, Inc. Class A *	4,140
		1,403,820
Telecommunications - 0.02%
44,529	NII Holdings, Inc. ^ Δ *	22,264

Waste & Environmental Services & Equipment - 0.00%
43,000	Strategic Environmental & Energy Resources, Inc. ^ † # *	2,047

TOTAL FOR COMMON STOCKS (Cost $64,820,725) - 67.52%		61,669,046

REAL ESTATE INVESTMENT TRUST - 3.18%
32,000	Crown Castle, Inc.	2,904,320
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $3,008,530) - 3.18%		2,904,320

ESCROW SHARES - 0.00%
1,777	Exide Technologies ^ † *	0
33,000	Pershing Square Tontine Holdings Ltd.	0
TOTAL FOR ESCROW SHARES (Cost $1,687) - 0.00%		0

ASSET-BACKED SECURITIES - 0.10%
2,641	AFC Home Equity Loan Trust Series 2000-02 Class 1A, 5.49% (1 Month SOFR USD + 0.90448%), 6/25/2030 ** ●	2,542
76,481	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.76% (1 Month SOFR USD + 0.81948%), 2/25/2035 ** ●	71,063

393,193	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.74% (1 Month SOFR USD + 0.43448%), 6/25/2047 ** ●	14,367
TOTAL FOR ASSET-BACKED SECURITIES (Cost $114,752) - 0.10%		87,972

CONTINGENT VALUE RIGHTS - 0.00%

Miscellaneous Manufacturing Industries - 0.00%
1,000	TOYO Co., Ltd. (Cayman Islands)	3,380

Radio & TV Broadcasting & Communications Equipment - 0.00%
145,009	KVH Industries, Inc.	0

TOTAL FOR CONTINGENT VALUE RIGHTS (Cost $0) - 0.00%		3,380

CONVERTIBLE BONDS - 0.01%

Radio Telephone Communications - 0.01%
92,684	Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda) 7.00% Perpetual # ●	4,912
TOTAL FOR CONVERTIBLE BONDS (Cost $15,783) - 0.01%		4,912

CORPORATE BONDS - 1.90%

Automotive - 0.00%
546,810	Exide Technologies 11.00%, 4/30/2022 + † ^ #	0

Financial Services - 0.69%
1,000,000	CIFI Holdings Group Co. Ltd. 6.55%, 03/28/2024 (China) + ●	125,500
5,000,000	Hejun Shunzie Investment, 11.00%, 6/4/2022 + ●	50
5,000,000	Hellas Telecommunication Luxembourg II SCA Series 144a (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75%) 1/15/2015 + ^ # †	6,250
100,000	Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●	70
130,000	Lehman Brothers Holdings, Inc. Series MTNG 0.00% (1 Month CPI YOY + 2.25%), 07/08/2014 ** + ●	91
4,400,000	Red Sun Properties Group 7.30%, 01/13/2025 + ●	33,000
4,295,256	Sunac China Holdings Ltd. 7.25%, 09/30/2030 (China) ●	472,779
		637,740
Oil, Gas & Coal - 0.06%
51,830	Paratus Energy Services Ltd. Series 144A (United Kingdom) 9.000%, 07/15/2026 ●	51,636

Radio Telephone Communications - 0.01%
56,915	Digicel Group 0.5 Ltd. Private Placement Series 144A (Bermuda) 8.0%, 04/01/2025 + # ●	10,463

Retail-Grocery Stores - 0.00%
50,000	Winn Dixie Stores, Inc. 8.875%, 4/01/2008 ●	0

Real Estate - 1.00%
239,850	CFLD Cayman Investment (China) 2.50%, 01/31/2031 ●	4,797
5,000,000	Jingrui Holdings Ltd. (China) 12.75%, 09/09/2023 + ●	12,500
3,000,000	Kaisa Group Holdings Ltd. (China) 9.375%, 6/30/2024 + ●	183,750
2,000,000	KWG Group Holdings Ltd. (China) 7.40%, 01/13/2027 + ●	161,000
3,000,000	Redco Properties Group Ltd. (China) 11.00%, 08/06/2023 + ●	15,000
1,200,001	RongChangDa Development (Bvi) Ltd. (China) 3.00%, 03/29/2028 ● *	12,000
249,999	RongChangDa Development (Bvi) Ltd. (China) 3.00%, 03/29/2028 ● *	5,000
3,000,000	Ronshine China Holdings Ltd. (China) 8.75%, 10/25/2022 + ●	33,750

1,000,000	Ronshine China Holdings Ltd. (China) 7.35%, 12/15/2023 + ●	18,500
1,808,000	Shimao Group Holdings Ltd. ADR 5.20%, 01/30/2025 + ●	118,424
1,500,000	Shimao Group Holdings Ltd. ADR 5.20%, 01/16/2027 + ●	105,000
3,000,000	Sino-Ocean Land Holdings Ltd. 6.946% (H15TY + 3.256%), Perpetual ● *	90,000
2,000,000	Times China Holdings Ltd. (China) 5.75%, 01/14/2027 + ●	72,500
505,000	Yuzhou Group Holdings Co. Ltd. (China) 5.370% (H15T5Y + 8.527%), Perpetual +●	15,150
6,000,000	Zhenro Properties Group 14.724% (H15T3Y + 13.414%), Perpetual +●	60,000
500,000	Zhenro Properties Group 6.63%, 01/07/2026 + ●	2,030
		909,401
Sovereign - 0.14%
1,000,000	Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 + ●	130,510

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ † #	0

TOTAL FOR CORPORATE BONDS (Cost $2,967,909) - 1.90%		1,739,750

MORTGAGE-BACKED SECURITIES - 0.01%
70,496	GNR Government National Mortgage Series 2019-108 Class NI, 4.00%, 8/20/2049 ~ ●	11,261
28,920	GSR Mortgage Loan Trust Series 2005-5F Class B2, 5.75%, 6/25/2035 ~ ●	0
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $24,534) - 0.01%		11,261

MUNICIPAL BONDS - 0.16%

Puerto Rico - 0.16%
17,074	Puerto Rico Commonwealth Restructured Series A1 4.00%, 7/01/2037 ●	16,465
24,036	Puerto Rico Commonwealth Restructured Series A1 5.625%, 7/01/2029 ●	25,604
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●	5,400
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●	5,400
75,000	Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●	40,500
30,000	Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●	16,200
55,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●	29,700
15,000	Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●	8,100
		147,369

TOTAL FOR MUNICIPAL BONDS (Cost $186,913) - 0.16%		147,369

PREFERRED STOCKS - 3.41%

Government Agencies - 3.40%
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual ∞ *	78,692
55,000	Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞ *	955,020
10,600	Federal Home Loan Mortgage Corp. Series M 0.00%, (2 Year CMT + 0.10%) Perpetual ** ∞ *	180,200
42,879	Federal Home Loan Mortgage Corp. Series Q 0.00%, (2 Year CMT + 0.20%) Perpetual ** ∞ *	719,938
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞ *	425,000
19,000	Federal Home Loan Mortgage Corp. Series U 5.90%, Perpetual ∞ *	326,610
5,500	Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞ *	101,750
700	Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞ *	13,650
4,440	Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞ *	79,321
360	Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞ *	6,660
20,000	Federal National Mortgage Corp. Series T 8.25%, Perpetual ∞ *	218,320

		3,105,161
Real Estate - 0.01%
722	Brookfield Property Partners LP, 6.25%, 7/26/2081 (Bermuda)	11,119

TOTAL FOR PREFERRED STOCKS (Cost $1,291,235) - 3.41%		3,116,280

STRUCTURED NOTES - 0.00%

Financial Services - 0.00%
200,000	Lehman Brothers Holdings, Inc. Series MTN 8.75%, 2/14/2023 + **●	140
110,000	Lehman Brothers Holdings, Inc. Series MTN1 0.00%, (1 Month CPI YOY + 2.25%) 2/17/2015 + **●	77
100,000	Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + **●	70
100,000	Lehman Brothers Holdings, Inc. Series MTNH, 8.25%, 9/23/2020 + **●	70
TOTAL FOR STRUCTURED NOTES (Cost $0) - 0.00%		357

UNITED STATES TREASURY NOTE BONDS - 10.50%
2,000,000	U.S. Treasury Note, 2.75%, 08/15/2032 ●	1,773,672
2,000,000	U.S. Treasury Note, 1.125%, 1/15/2025 ●	1,997,710
2,000,000	U.S. Treasury Note, 3.375%, 05/15/2033 ●	1,838,125
4,000,000	U.S. Treasury Note, 4.50%, 11/15/2033 ●	3,982,500
TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $9,813,776) - 10.50%		9,592,007

WARRANTS - 0.02% (c)

Communication Services - 0.00%
6	Intelsat Emergence SA, 2/17/2027 @ $60.15 (Notional Value $126) (Luxembourg) *	0

Farm Machinery & Equipment - 0.00%
2,500	Nature's Miracle Holding, Inc., 03/12/2029 @ $345.00 (Notional Value $5,325) *	38

Investment Companies - 0.00%
3,500	Investcorp Europe Acquisition Corp. I Class A, 11/23/2028 @ $11.50 (Notional Value $41,300) (Cayman Islands) *	74
1,216	Northern Star Investment Corp. III Class A, 02/25/2028 @ $11.50 (Notional Value $0) *	0
1,216	Northern Star Investment Corp. IV Class A, 12/31/2027 @ $11.50 (Notional Value $0) *	0
		74
Miscellaneous Electrical Machinery, Equipment & Supplies - 0.00%
2,000	Captivision, Inc., 11/16/2028 @ $11.50 (Notional Value $1,412) (Korea) *	25

Miscellaneous Manufacturing Industries - 0.00%
5,000	TOYO Co. Ltd., 01/10/2029 @ $11.50 (Notional Value $16,900) (Cayman Islands) *	0

Services-Automotive Repair, Services & Parking - 0.00%
300	SunCar Technology Group, Inc. Class A, 05/18/2028 @ $11.50 (Notional Value $2,895) (China) *	96

Services-Prepackaged Software - 0.02%
6,500	Airship AI Holdings, Inc. 12/31/2028 @ $11.50 (Notional Value $40,690) *	13,325

Services-Computer Integrated Systems Design - 0.00%
2,066	Brand Engagement Network, Inc., 03/14/2029 @ $11.50 (Notional Value $2,012) *	115

Services-Computer Programming Services - 0.00%

375	Semantix, Inc. Class A, 08/04/2027 @ $11.50 (Notional Value $0) (Brazil) *	0

Surgical & Medical Instruments & Apparatus - 0.00%
30,000	DIH Holding US, Inc., 02/07/2028 @$11.50 (Notional Value $41,400) *	1,593

TOTAL FOR WARRANTS (Cost $0) - 0.02%		15,266

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $6,602,292) - 6.80%		6,209,055

MONEY MARKET FUND - 8.61%
7,865,600	Goldman Sachs Tr Financial Square Government Fund - Institutional Class 4.33% **	7,865,600
TOTAL FOR MONEY MARKET FUND (Cost $7,865,600) - 8.61%		7,865,600

TOTAL INVESTMENTS (Cost $96,713,736) *** - 102.22%		93,366,575

INVESTMENTS IN SECURITY SOLD SHORT, AT VALUE (Proceeds $824,809) - (0.96)%		(876,204)

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $6,314,309) - (6.08)%		(5,551,290)

ASSETS IN EXCESS OF LIABILITIES, NET - 3.86%		3,520,740

NET ASSETS - 100.00%		$ 91,336,025

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2024.
*** Refer to Note 11 for tax cost.
ADR - American Depositary Receipt.
SpA - "Società per Azioni," which is an Italian term for a public limited company
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $36,511,953 representing 39.98% of net assets.
(c) The notional amount is calculated by multiplying outstanding shares by the spot price at December 31, 2024.
+ Default Bonds
∞ Distressed Securities
● Level 2 Security
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
^ Indicates a fair valued security. Total market value for fair valued securities is $30,561 representing 0.03% of net assets and Level 3 securities.
# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $23,672 representing 0.03% of net assets.
† Indicates an illiquid security. Total market value for illiquid securities is $49,200 representing 0.05% of net assets.
Δ Indicates a delisted security. Total market value for delisted securities is $327,712 representing 0.36% of net assets.
The accompanying notes are an integral part of these financial statements.

Camelot Fund

Schedule of Purchased Options
December 31, 2024 (Unaudited)

CALL OPTIONS - 0.05% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

Barrick Gold Corp. (Canada)	Susquehanna	150	$ 255,000	$ 17	1/17/2025	$ 1,050

TreeHouse Foods, Inc. ●	Susquehanna	1,000	4,000,000	40	1/17/2025	30,000

TreeHouse Foods, Inc. ●	Susquehanna	200	800,000	40	2/21/2025	10,000

TreeHouse Foods, Inc. ●	Susquehanna	50	200,000	40	5/16/2025	7,125

Total Call Options (Premiums Paid $54,890) - 0.05%						$ 48,175

PUT OPTIONS - 6.75% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

Agnico Eagle Mines Ltd. (Canada) ●	Susquehanna	200	$ 1,000,000	$ 50	1/17/2025	$ 1,000

Agnico Eagle Mines Ltd. (Canada) ●	Susquehanna	175	1,400,000	80	7/18/2025	138,250

Air Products & Chemicals, Inc. ●	Susquehanna	15	495,000	330	9/19/2025	71,400

Archer-Daniels-Midland Co.	Susquehanna	250	1,312,500	53	1/17/2025	59,750

Barrick Gold Corp. (Canada)	Susquehanna	400	680,000	17	1/16/2026	112,800

Biomarin Pharmaceutical, Inc. ●	Susquehanna	40	260,000	65	1/16/2026	28,200

Biomarin Pharmaceutical, Inc. ●	Susquehanna	290	2,030,000	70	1/16/2026	301,600

Biomarin Pharmaceutical, Inc. ●	Susquehanna	210	1,575,000	75	1/16/2026	268,800

Chevron Corp.	Susquehanna	40	620,000	155	6/20/2025	58,960

Chevron Corp. ●	Susquehanna	50	675,000	135	6/18/2026	53,625

Colgate-Palmolive Co. ●	Susquehanna	300	2,250,000	75	1/17/2025	13,500

Colgate-Palmolive Co. ●	Susquehanna	420	3,360,000	80	1/17/2025	42,000

Colgate-Palmolive Co. ●	Susquehanna	70	665,000	95	1/16/2026	52,500

Crown Castle, Inc. ●	Susquehanna	110	962,500	88	1/15/2027	129,250

Crown Castle, Inc. ●	Susquehanna	180	1,755,000	98	1/15/2027	300,600

CVS Health Corp.	Susquehanna	100	550,000	55	6/20/2025	124,200

Devon Energy Corp.	Susquehanna	150	525,000	35	1/15/2027	108,000

Dollar Tree, Inc. ●	Susquehanna	100	1,050,000	105	1/16/2026	323,250

Helen of Troy Ltd. (Bermuda) ●	Susquehanna	50	275,000	55	1/16/2026	44,750

Humana, Inc. ●	Susquehanna	20	600,000	300	6/20/2025	121,400

Humana, Inc. ●	Susquehanna	40	1,320,000	330	6/20/2025	330,200

Humana, Inc. ●	Susquehanna	50	1,750,000	350	6/20/2025	506,750

Humana, Inc.	Susquehanna	40	960,000	240	1/16/2026	138,600

Humana, Inc.	Susquehanna	50	1,300,000	260	1/16/2026	223,800

Invesco QQQ Trust, Series 1	Susquehanna	85	4,165,000	490	1/17/2025	18,870

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

JD.com, Inc. (China) ●	Susquehanna	600	1,350,000	23	1/16/2026	$ 93,900

J.M. Smucker Co. ●	Susquehanna	250	3,125,000	125	1/17/2025	378,750

Johnson & Johnson	Susquehanna	50	750,000	150	1/17/2025	31,950

Johnson & Johnson	Susquehanna	130	2,080,000	160	1/17/2025	209,950

Johnson & Johnson	Susquehanna	25	362,500	145	6/20/2025	19,375

Match Group, Inc.	Susquehanna	200	600,000	30	1/16/2026	70,000

Newmont Corp.	Susquehanna	300	900,000	30	1/16/2026	54,000

Occidental Petroleum Corp.	Susquehanna	190	950,000	50	9/19/2025	86,450

Occidental Petroleum Corp. ●	Susquehanna	80	420,000	53	1/16/2026	58,200

Occidental Petroleum Corp. ●	Susquehanna	100	475,000	48	6/18/2026	39,000

Phillips 66 ●	Susquehanna	40	500,000	125	11/21/2025	73,400

Phillips 66 ●	Susquehanna	120	1,320,000	110	1/15/2027	188,400

Phillips 66 ●	Susquehanna	50	600,000	120	1/15/2027	101,500

Phillips 66 ●	Susquehanna	80	1,040,000	130	1/15/2027	206,000

PPL Corp. ●	Susquehanna	1,650	4,125,000	25	1/17/2025	16,500

Southwest Airlines Co.	Susquehanna	200	500,000	25	1/16/2026	25,400

SPDR S&P 500 ETF Trust	Susquehanna	150	8,325,000	555	3/21/2025	93,450

SPDR S&P 500 ETF Trust	Susquehanna	100	5,250,000	525	6/20/2025	83,000

SPDR S&P 500 ETF Trust	Susquehanna	100	5,350,000	535	6/20/2025	95,600

SPDR S&P 500 ETF Trust	Susquehanna	90	4,860,000	540	6/20/2025	88,200

Starbucks Corp. ●	Susquehanna	200	1,800,000	90	6/18/2026	220,000

TreeHouse Foods, Inc. ●	Susquehanna	250	750,000	30	2/21/2025	11,250

Wolfspeed, Inc. ●	Susquehanna	200	450,000	23	12/19/2025	323,000

Yum China Holdings, Inc. ●	Susquehanna	150	525,000	35	1/17/2025	1,500

Yum China Holdings, Inc. ●	Susquehanna	180	540,000	30	12/19/2025	10,800

Yum China Holdings, Inc. ●	Susquehanna	100	325,000	33	12/19/2025	9,250

Total Put Options (Premiums Paid $6,547,402) - 6.75%						$ 6,160,880

TOTAL PURCHASED OPTIONS (Premiums Paid $6,602,292) - 6.80%						$ 6,209,055

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

	Camelot Fund

Schedule of Security Sold Short
December 31, 2024 (Unaudited)

Shares		Value

COMMON STOCKS * - (0.96)%

Services-Motion Picture & Video Tape Production - (0.96)%
(102,600)	Lions Gate Entertainment Corp.	$(876,204)

TOTAL FOR SECURITY SOLD SHORT (Proceeds $824,809) - (0.96)%		$(876,204)

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Camelot Fund

Schedule of Written Options
December 31, 2024 (Unaudited)

CALL OPTIONS - (5.90)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

Agnico Eagle Mines Ltd. (Canada)	Susquehanna	(175)	$ (875,000)	$ 50	1/17/2025	$ (486,500)

Agnico Eagle Mines Ltd. (Canada) ●	Susquehanna	(175)	(1,400,000)	80	7/18/2025	(127,750)

Air Products & Chemicals, Inc. ●	Susquehanna	(15)	(495,000)	330	9/19/2025	(16,575)

Archer-Daniels-Midland Co.	Susquehanna	(250)	(1,312,500)	53	1/17/2025	(6,250)

B2Gold Corp. (Canada)	Susquehanna	(1,500)	(450,000)	3	1/17/2025	(1,500)

B2Gold Corp. (Canada)	Susquehanna	(850)	(255,000)	3	1/16/2026	(28,900)

Barrick Gold Corp. (Canada)	Susquehanna	(400)	(680,000)	17	1/16/2026	(71,200)

Barrick Gold Corp. (Canada)	Susquehanna	(300)	(600,000)	20	1/17/2025	(300)

Chevron Corp.	Susquehanna	(40)	(620,000)	155	6/20/2025	(17,440)

Colgate-Palmolive Co.	Susquehanna	(70)	(665,000)	95	1/16/2026	(44,100)

Colgate-Palmolive Co.	Susquehanna	(420)	(3,360,000)	80	1/17/2025	(472,500)

Colgate-Palmolive Co. ●	Susquehanna	(300)	(2,250,000)	75	1/17/2025	(475,500)

CVS Health Corp.	Susquehanna	(100)	(550,000)	55	6/20/2025	(18,300)

Dollar Tree, Inc. ●	Susquehanna	(100)	(1,050,000)	105	1/16/2026	(59,500)

Helen of Troy Ltd. (Bermuda) ●	Susquehanna	(50)	(275,000)	55	1/16/2026	(81,000)

Humana, Inc.	Susquehanna	(20)	(600,000)	300	6/20/2025	(38,000)

Humana, Inc.	Susquehanna	(40)	(1,320,000)	330	6/20/2025	(51,520)

Humana, Inc.	Susquehanna	(50)	(1,750,000)	350	6/20/2025	(43,650)

Humana, Inc. ●	Susquehanna	(40)	(960,000)	240	1/16/2026	(222,200)

Humana, Inc.	Susquehanna	(50)	(1,300,000)	260	1/16/2026	(228,000)

J.M. Smucker Co. ●	Susquehanna	(250)	(3,125,000)	125	1/17/2025	(3,750)

JD.com, Inc. (China)	Susquehanna	(600)	(1,350,000)	23	1/16/2026	(846,600)

Johnson & Johnson	Susquehanna	(50)	(750,000)	150	1/17/2025	(2,450)

Johnson & Johnson	Susquehanna	(130)	(2,080,000)	160	1/17/2025	(390)

Johnson & Johnson	Susquehanna	(25)	(362,500)	145	6/20/2025	(19,125)

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

Marathon Petroleum Corp. ●	Susquehanna	(40)	$ (680,000)	$ 170	6/20/2025	$ (13,000)

Match Group, Inc.	Susquehanna	(110)	(330,000)	30	3/21/2025	(48,400)

Match Group, Inc.	Susquehanna	(200)	(600,000)	30	1/16/2026	(136,600)

Newmont Corp. ●	Susquehanna	(300)	(900,000)	30	1/16/2026	(291,750)

Newmont Corp.	Susquehanna	(590)	(2,655,000)	45	1/17/2025	(1,180)

Occidental Petroleum Corp.	Susquehanna	(190)	(950,000)	50	9/19/2025	(96,900)

Occidental Petroleum Corp.	Susquehanna	(80)	(420,000)	53	1/16/2026	(40,000)

Phillips 66 ●	Susquehanna	(40)	(500,000)	125	11/21/2025	(31,200)

PPL Corp.	Susquehanna	(5)	(12,500)	25	1/17/2025	(3,660)

Royal Gold, Inc. ●	Susquehanna	(40)	(480,000)	120	1/17/2025	(49,000)

Sirius XM Holdings, Inc. ●	Susquehanna	(70)	(157,500)	23	1/17/2025	(630)

Southwest Airlines Co. ●	Susquehanna	(200)	(340,000)	17	1/16/2026	(204,000)

Starbucks Corp. ●	Susquehanna	(200)	(1,800,000)	90	6/18/2026	(299,000)

TreeHouse Foods, Inc. ●	Susquehanna	(100)	(300,000)	30	2/21/2025	(65,500)

Wolfspeed, Inc. ●	Susquehanna	(200)	(450,000)	23	12/19/2025	(41,500)

Yum China Holdings, Inc.	Susquehanna	(150)	(525,000)	35	1/17/2025	(202,500)

Yum China Holdings, Inc. ●	Susquehanna	(180)	(540,000)	30	12/19/2025	(334,800)

Yum China Holdings, Inc. ●	Susquehanna	(100)	(325,000)	33	12/19/2025	(167,500)

Total Call Options (Premiums Received $5,987,098) - (5.90)%						$ (5,390,120)

PUT OPTIONS - (0.18)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

Humana, Inc.	Susquehanna	(20)	$ (390,000)	$ 195	6/20/2025	$ (21,600)

Humana, Inc.	Susquehanna	(40)	(640,000)	160	1/16/2026	(31,800)

Invesco QQQ Trust, Series 1	Susquehanna	(85)	(3,740,000)	440	1/17/2025	(1,870)

Phillips 66 ●	Susquehanna	(40)	(440,000)	110	11/21/2025	(43,200)

SPDR S&P 500 ETF Trust	Susquehanna	(150)	(7,575,000)	505	3/21/2025	(32,400)

SPDR S&P 500 ETF Trust	Susquehanna	(100)	(4,500,000)	450	6/20/2025	(30,300)

Total Put Options (Premiums Recieved $327,211) - (0.18)%						$ (161,170)

TOTAL WRITTEN OPTIONS (Premiums Received $6,314,309) - (6.08)%						$ (5,551,290)

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2024.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Frank Funds

Statements of Assets and Liabilities
December 31, 2024 (Unaudited)
	Value Fund	West Hills Fund	Camelot Fund
Assets:
Investments in Securities, at Fair Value (Cost $18,082,939, $5,315,977 and $96,713,736, respectively)	$22,028,052	$8,029,506	$ 93,366,575
Cash	14,298	-	138,201
Due from Broker	585	-	4,118,347
Due from Custodian	-	5,429
Receivables:
Dividends and Interest	22,243	27,083	176,794
Shareholder Subscriptions	139		106,245
Portfolio Securities Sold	36,148	-	-
Due from Adviser	-	3,184	-
Prepaid Expenses	1	4,749	22,148
Total Assets	22,101,466	8,069,951	97,928,310
Liabilities:
Covered Call Options Written at Fair Value (Premiums received $0, $10,689 and $6,314,309, respectively)	-	1,500	5,551,290
Securities Sold Short, at Value (Proceeds $0, $0 and $824,809, respectively)	-	-	876,204
Due to Broker	-	37,156	-
Payables:
Advisory Fees	17,455	-	95,108
Administrative Fees	4,054	2,854	12,674
Interest	-	4,311	-
Shareholder Redemptions	-	19,764	10,781
Chief Compliance Officer Fees	-	2,718	2,819
Distribution Fees	9,373	-	5,837
Trustee Fees	-	204	217
Accrued Expenses	-	14,627	37,355
Total Liabilities	30,882	83,134	6,592,285

Net Assets	$22,070,584	$7,986,817	$ 91,336,025

Net Assets Consist of:
Paid In Capital	$17,043,625	$6,759,615	$ 97,297,972
Distributable Earnings (Deficit)	5,026,959	1,227,202	(5,961,947)
Net Assets	$22,070,584	$7,986,817	$ 91,336,025
Shares outstanding (unlimited number of shares authorized with no par value)		746,476
Net Asset Value Per Share		$ 10.70
Redemption Price Per Share ($10.70 x 0.98) *		$ 10.49

Investor Class:
Net Assets	$ 4,460,068
Shares outstanding (unlimited number of shares authorized with no par value)	279,609
Net Asset Value	$ 15.95
Redemption Price Per Share ($15.95 x 0.98) *	$ 15.63

Class A:
Net Assets		$ 9,391,663
Shares outstanding (unlimited number of shares authorized with no par value)		472,862
Net Asset Value		$ 19.86
Offering Price Per Share ($19.86 / 94.50%) (Note 2)		$ 21.02
Redemption Price Per Share ($19.86 x 0.98) *		$ 19.46

Class C:
Net Assets	$ 1,059,136
Shares outstanding (unlimited number of shares authorized with no par value)	73,178
Net Asset Value	$ 14.47
Redemption Price Per Share ($14.47 x 0.98) *	$ 14.18

Institutional Class:
Net Assets	$16,551,380	$ 81,944,362
Shares outstanding (unlimited number of shares authorized with no par value)	1,009,801	4,030,852
Net Asset Value	$ 16.39	$ 20.33
Redemption Price Per Share ($16.39 x 0.98 & $20.33 x 0.98) *	$ 16.06	$ 19.92

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value, West Hills, and Camelot Funds.

The accompanying notes are an integral part of these financial statements.

Frank Funds

Statements of Operations
For the six months ended December 31, 2024 (Unaudited)

	Value Fund	West Hills Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 241,077	$ 52,784	$ 624,017
Interest	25,351	544	623,361
Total Investment Income	266,428	53,328	1,247,378

Expenses:
Advisory Fees	97,108	40,450	613,512
Administration Fees	22,409	8,580	83,717
Accounting Fees	-	14,197	24,486
Servicing Account Fees	-	-	49,330
Transfer Agent Fees	-	-	14,941
Chief Compliance Officer Fees	-	16,131	16,131
Audit Fees	-	7,430	11,191
Distribution Fees	10,810	-	12,243
Legal Fees	-	2,807	2,245
Custody Fees	-	5,942	8,848
Trustee Fees	-	1,211	1,209
Printing and Mailing Expense	-	76	2,453
Interest Expense	-	27,996	-
Miscellaneous Fees	-	7,052	1,560
Registration Fees	-	3,187	23,472
Total Expenses	130,327	135,059	865,338
Fees Waived and/or Reimbursed by the Adviser	-	(47,710)	(43,363)
Net Expenses	130,327	87,349	821,975

Net Investment Income (Loss)	136,101	(34,021)	425,403

Realized Gain (Loss) on:
Investments and Foreign Currency Transactions	1,435,006	(35,681)	(1,562,817)
Written Options	-	(70,797)	(182,381)
Securities Sold Short	-	-	-
Net Realized Gain (Loss) on Investments, Proceeds from Litigation,
Written Options, Securities Sold Short and Foreign Currency Transactions	1,435,006	(106,478)	(1,745,198)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	1,368,312	491,827	3,932,279
Written Options	-	134,813	1,757,723
Securities Sold Short	-	-	(51,395)
Net Change in Unrealized Appreciation on Investments, Options
and Foreign Currency Transactions	1,368,312	626,640	5,638,607

Realized and Unrealized Gain on Investments, Proceeds from Litigation,
Options, Securities Sold Short and Foreign Currency Transactions	2,803,318	520,162	3,893,409

Net Increase in Net Assets Resulting from Operations	$ 2,939,419	$ 486,141	$ 4,318,812

(a) Foreign withholding taxes on dividends.	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

Value Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2024	6/30/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 136,101	$ 411,817
Net Realized Gain on:
Investments and Foreign Currency Transactions	1,435,006	800,138
Unrealized Appreciation on:
Investments and Foreign Currency Transactions	1,368,312	720,429
Net Increase in Net Assets Resulting from Operations	2,939,419	1,932,384

Distributions to Shareholders:
Distributions
Investor Class	(200,043)	(386,904)
Class C	(43,139)	(74,893)
Institutional Class	(757,677)	(1,242,997)
Total Distributions Paid to Shareholders	(1,000,859)	(1,704,794)

Capital Share Transactions	564,294	471,449

Total Increase in Net Assets	2,502,854	699,039

Net Assets:
Beginning of Period/Year	19,567,730	18,868,691

End of Period/Year	$22,070,584	$19,567,730

The accompanying notes are an integral part of these financial statements.

West Hills Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2024	6/30/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (34,021)	$ (45,324)
Net Realized Loss on:
Investments	(35,681)	(100,310)
Written Options	(70,797)	(291,170)
Unrealized Appreciation (Depreciation) on:
Investments	491,827	1,443,571
Written Options	134,813	(27,275)
Net Increase in Net Assets Resulting from Operations	486,141	979,492

Distributions to Shareholders:
Distributions	(194,852)	-
Total Distributions Paid to Shareholders	(194,852)	-

Capital Share Transactions	(282,956)	(56,863)

Total Increase in Net Assets	8,333	922,629

Net Assets:
Beginning of Period/Year	7,978,484	7,055,855

End of Period/Year	$ 7,986,817	$7,978,484

The accompanying notes are an integral part of these financial statements.

Camelot Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2024	6/30/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 425,403	$ 1,411,921
Net Realized Gain (Loss) on:
Investments	(1,562,854)	(2,641,292)
Proceeds from Securities Litigation	37	3,575
Written Options	(182,381)	3,087,854
Securities Sold Short	-	(73,899)
Unrealized Appreciation (Depreciation) on:
Investments	3,932,279	3,016,072
Written Options	1,757,723	(1,419,002)
Securities Sold Short	(51,395)	64,980
Net Increase in Net Assets Resulting from Operations	4,318,812	3,450,209

Distributions to Shareholders:
Distributions:
Class A	(226,228)	(640,894)
Institutional Class	(2,160,382)	(5,929,321)
Total Distributions Paid to Shareholders	(2,386,610)	(6,570,215)

Capital Share Transactions	(7,462,567)	(14,987,533)

Total Decrease in Net Assets	(5,530,365)	(18,107,539)

Net Assets:
Beginning of Period/Year	96,866,390	114,973,929

End of Period/Year	$ 91,336,025	$ 96,866,390

The accompanying notes are an integral part of these financial statements.

Value Fund - Investor Class

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022	6/30/2021		6/30/2020

Net Asset Value, at Beginning of Period/Year	$ 14.50		$ 14.48	$ 13.36	$ 14.85	$ 13.13		$ 11.91

Income (Loss) From Investment Operations:
Net Investment Income *	0.09		0.29	0.34	0.08	0.05		0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	2.10		1.15	1.87	(0.88)	1.67		1.23
Total from Investment Operations	2.19		1.44	2.21	(0.80)	1.72		1.25

Distributions:
Net Investment Income	(0.18)		(0.54)	(0.09)	(0.16)	-	(a)	(0.03)
Realized Gains	(0.56)		(0.88)	(1.00)	(0.53)	-		-
Total from Distributions	(0.74)		(1.42)	(1.09)	(0.69)	-		(0.03)

Redemption Fees ***	-		-	-	-	-		-

Net Asset Value, at End of Period/Year	$ 15.95		$ 14.50	$ 14.48	$ 13.36	$ 14.85		$ 13.13

Total Return **	15.11%	(c)	10.42%	17.36%	(5.51)%	13.10%		10.50%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,460		$ 3,942	$ 5,066	$ 4,377	$ 5,011		$ 6,763
Ratio of Expenses to Average Net Assets	1.37%	(b)	1.37%	1.37%	1.37%	1.46%		1.49%
Ratio of Net Investment Income to Average Net Assets	1.12%	(b)	2.02%	2.39%	0.54%	0.36%		0.13%
Portfolio Turnover	49.26%	(c)	100.08%	109.16%	104.17%	54.94%		64.60%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Amount calculated is less than $0.005
(b) Annualized
(c) Not Annualized
The accompanying notes are an integral part of these financial statements.

Value Fund - Class C

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022	6/30/2021		6/30/2020

Net Asset Value, at Beginning of Period/Year	$ 13.16		$ 13.09	$ 12.18	$ 13.62	$ 12.13		$ 11.06

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.02		0.16	0.20	(0.03)	(0.04)		(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.90		1.05	1.71	(0.80)	1.53		1.14
Total from Investment Operations	1.92		1.21	1.91	(0.83)	1.49		1.07

Distributions:
Net Investment Income	(0.05)		(0.26)	-	(0.08)	-	(a)	-
Realized Gains	(0.56)		(0.88)	(1.00)	(0.53)	-		-
Total from Distributions	(0.61)		(1.14)	(1.00)	(0.61)	-		-

Redemption Fees ***	-		-	-	-	-		-

Net Asset Value, at End of Period/Year	$ 14.47		$ 13.16	$ 13.09	$ 12.18	$ 13.62		$ 12.13

Total Return **	14.62%	(c)	9.66%	16.44%	(6.23)%	12.29%		9.67%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,059		$ 892	$ 848	$ 818	$ 1,061		$ 1,071
Ratio of Expenses to Average Net Assets	2.12%	(b)	2.12%	2.12%	2.12%	2.20%		2.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33%	(b)	1.26%	1.53%	(0.24)%	(0.28)%		(0.62)%
Portfolio Turnover	49.26%	(c)	100.08%	109.16%	104.17%	54.94%		64.60%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Amount calculated is less than $0.005
(b) Annualized
(c) Not Annualized
The accompanying notes are an integral part of these financial statements.

Value Fund - Institutional Class

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023	6/30/2022	6/30/2021		6/30/2020

Net Asset Value, at Beginning of Period/Year	$ 14.90		$ 14.74	$ 13.58	$ 15.08	$ 13.29		$ 12.07

Income (Loss) From Investment Operations:
Net Investment Income *	0.11		0.33	0.37	0.12	0.14		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	2.16		1.17	1.91	(0.90)	1.65		1.24
Total from Investment Operations	2.27		1.50	2.28	(0.78)	1.79		1.29

Distributions:
Net Investment Income	(0.22)		(0.46)	(0.12)	(0.19)	-	(a)	(0.07)
Realized Gains	(0.56)		(0.88)	(1.00)	(0.53)	-		-
Total from Distributions	(0.78)		(1.34)	(1.12)	(0.72)	-		(0.07)

Redemption Fees ***	-		-	-	-	-		-

Net Asset Value, at End of Period/Year	$ 16.39		$ 14.90	$ 14.74	$ 13.58	$ 15.08		$ 13.29

Total Return **	15.28%	(c)	10.64%	17.66%	(5.29)%	13.47%		10.76%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 16,551		$ 14,734	$ 12,955	$ 10,299	$ 11,139		$ 4,757
Ratio of Expenses to Average Net Assets	1.12%	(b)	1.12%	1.12%	1.12%	1.18%		1.24%
Ratio of Net Investment Income to Average Net Assets	1.38%	(b)	2.24%	2.62%	0.79%	0.99%		0.38%
Portfolio Turnover	49.26%	(c)	100.08%	109.16%	104.17%	54.94%		64.60%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Amount calculated is less than $0.005
(b) Annualized
(c) Not Annualized
The accompanying notes are an integral part of these financial statements.

West Hills Fund

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024	6/30/2023		6/30/2022 +	6/30/2021 ^	6/30/2020

Net Asset Value, at Beginning of Period/Year	$ 10.32		$ 9.06	$ 7.91		$ 8.50	$ 6.88	$ 6.87

Income From Investment Operations:
Net Investment Income (Loss) *	(0.04)		(0.06)	-	(c)	(0.01)	0.01	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	0.68		1.32	1.15		(0.58)	1.65	-
Total from Investment Operations	0.64		1.26	1.15		(0.59)	1.66	0.08

Distributions:
Net Investment Income	-		-	-		-	(0.04)	(0.07)
Realized Gains	(0.26)		-	-		-	-	-
Total from Distributions	(0.26)		-	-		-	(0.04)	(0.07)

Redemption Fees ***	-		-	-		-	-	-

Net Asset Value, at End of Period/Year	$ 10.70		$ 10.32	$ 9.06		$ 7.91	$ 8.50	$ 6.88

Total Return **	6.23%	(e)	13.91%	14.54%		(6.94)%	24.17%	1.19%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 7,987		$ 7,978	$ 7,056		$ 5,952	$ 4,380	$ 141
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a)	3.31%	(d)	3.21%	2.96%		3.04%	4.84%	4.55%
Ratio of Net Investment Loss to Average Net Assets	(2.00)%	(d)	(1.83)%	(1.34)%		(1.66)%	(3.16)%	(2.42)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.14%	(d)	1.99%	1.66%		1.55%	1.56%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.84)%	(d)	(0.62)%	(0.04)%		(0.17)%	0.13%	1.13%
Portfolio Turnover	0.81%	(e)	20.43%	9.46%		1.82%	24.54%	1276.41%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Expenses before reimbursements (excluding interest expense for options trading) was 2.62% for the six months ended December 31, 2024,
2.70% for the year ended June 30, 2024, 2.79% for the year ended June 30, 2023, 2.98% for the year ended June 30, 2022, and 4.75% for the year ended June 30, 2021.
(b) Expenses after reimbursements (excluding interest expense for options trading) was 1.45% for the six months ended December 31, 2024,
1.48% for the year ended June 30, 2024, 1.49% for the years ended June 30, 2023, 2022, and 1.47% for the year ended June 30, 2021.
(c) Amount calculated is less than $0.005
(d) Annualized
(e) Not Annualized

+ On November 1, 2021, the West Hills Tactical Core Fund was renamed to West Hills Core Fund.
^ On September 22, 2020, the Leigh Baldwin Total Return Fund was renamed to West Hills Tactical Core Fund.
The accompanying notes are an integral part of these financial statements.

Camelot Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024		6/30/2023	6/30/2022		6/30/2021		6/30/2020

Net Asset Value, at Beginning of Period/Year	$ 19.48		$ 20.11		$ 21.02	$ 20.92		$ 13.39		$ 14.24

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.07		0.21		0.09	(0.13)		(0.15)		0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	0.79		0.39		0.88	0.23	(g)	7.85		(0.76)
Total from Investment Operations	0.86		0.60		0.97	0.10		7.70		(0.71)

Distributions:
Net Investment Income	(0.18)		(0.22)		-	-		(0.17)		(0.14)
Realized Gains	(0.30)		(1.01)		(1.88)	-		-		-
Total from Distributions	(0.48)		(1.23)		(1.88)	-		(0.17)		(0.14)

Redemption Fees ***	-	(f)	-	(f)	-	-	(f)	-	(f)	-	(f)

Net Asset Value, at End of Period/Year	$ 19.86		$ 19.48		$ 20.11	$ 21.02		$ 20.92		$ 13.39

Total Return **	4.46%	(i)	3.07%		4.65%	0.48%		57.83%		(5.09)%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 9,392		$ 9,680		$ 11,314	$ 10,007		$ 7,159		$ 5,475
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	2.07%	(h)	2.11%		2.15%	2.22%		2.65%		2.57%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.58%	(h)	0.98%		0.27%	(0.81)%		(1.47)%		(0.11)%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	1.96%	(h)	2.02%		2.00%	2.00%		2.04%		2.09%	(e)
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.69%	(h)	1.07%		0.42%	(0.59)%		(0.86)%		0.37%
Portfolio Turnover	28.78%	(i)	48.03%		102.27%	121.62%		286.70%		291.26%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.07%, 2.11%, 2.15%, 2.21%, 2.61%, and 2.51%
for the six months ended December 31, 2024 and years ended June 30, 2024, 2023, 2022, 2021, and 2020, respectively.
(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.96%, 2.02%, 2.00%, 1.99%, 2.00%, and 2.04%
for the six months ended December 31, 2024 and years ended June 30, 2024, 2023, 2022, 2021, and 2020, respectively.
(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% of litigation fees for the year ended June 30, 2020.
After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99%.
(f) Amount calculated is less than $0.005
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(h) Annualized
(i) Not Annualized
The accompanying notes are an integral part of these financial statements.

Camelot Fund - Institutional Class

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	12/31/2024		6/30/2024		6/30/2023		6/30/2022		6/30/2021		6/30/2020

Net Asset Value, at Beginning of Period/Year	$ 19.97		$ 20.58		$ 21.41		$ 21.25		$ 13.55		$ 14.37

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	0.10		0.27		0.17		(0.07)		(0.09)		0.11
Net Gain (Loss) on Securities (Realized and Unrealized)	0.81		0.39		0.88		0.23	(g)	7.97		(0.79)
Total from Investment Operations	0.91		0.66		1.05		0.16		7.88		(0.68)

Distributions:
Net Investment Income	(0.30)		(0.26)		-		-		(0.18)		(0.14)
Realized Gains	(0.25)		(1.01)		(1.88)		-		-		-
Total from Distributions	(0.55)		(1.27)		(1.88)		-		(0.18)		(0.14)

Redemption Fees ***	-	(f)	-	(f)	-	(f)	-	(f)	-	(f)	-	(f)

Net Asset Value, at End of Period/Year	$ 20.33		$ 19.97		$ 20.58		$ 21.41		$ 21.25		$ 13.55

Total Return **	4.57%	(i)	3.34%		4.95%		0.75%		58.44%		(4.81)%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 81,944		$ 87,187		$ 103,660		$ 59,802		$ 29,971		$ 16,492
Before Reimbursement:
Ratio of Expenses to Average Net Assets (a) (b)	1.81%	(h)	1.84%		1.89%		2.07%		2.39%		2.30%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.84%	(h)	1.26%		0.65%		(0.65)%		(1.14)%		0.35%
After Reimbursement:
Ratio of Expenses to Average Net Assets (a) (c)	1.72%	(h)	1.77%		1.75%		1.75%		1.79%		1.83%	(e)
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.93%	(h)	1.33%		0.79%		(0.33)%		(0.54)%		0.81%
Portfolio Turnover	28.78%	(i)	48.03%		102.27%		121.62%		286.70%		291.26%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.
(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 1.81%, 1.84%, 1.89%, 2.05%, 2.35%, and 2.26%
for the six months ended December 31, 2024 and years ended June 30, 2024, 2023, 2022, 2021, and 2020, respectively.
(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.72%, 1.77%, 1.75%, 1.74%, 1.75%, and 1.79%
for the six months ended December 31, 2024 and years ended June 30, 2024, 2023, 2022, 2021, and 2020, respectively.
(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% of litigation fees for the year ended June 30, 2020.
After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74%.
(f) Amount calculated is less than $0.005
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.
(h) Annualized
(i) Not Annualized
The accompanying notes are an integral part of these financial statements.

Frank Funds

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies. At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the West Hills Core Fund (the “West Hills Fund”) (formerly West Hills Tactical Core Fund) (formerly Leigh Baldwin Total Return Fund), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”). Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund and West Hills Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004. The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The West Hills Fund’s investment objective is to provide long-term capital appreciation. The West Hills Fund seeks to achieve its investment objective by investing at least 50% of net assets in common stocks or exchange traded funds (“ETFs”) included in the S&P 500 Index®, which broadly represents the performance of common stocks publicly traded in the United States. The West Hills Fund may also hold up to 50% of net assets in cash and cash equivalents as a means of reducing the Fund’s volatility when the Adviser’s view of volatility indexes mandates. The West Hills Fund commenced operations on August 1, 2008 and was originally known as the Leigh Baldwin Total Return Fund and was advised by Leigh Baldwin & Co., LLC (“LBC”). The Leigh Baldwin Total Return Fund changed its name to West Hills Tactical Core Fund as of September 22, 2020. As of November 1, 2021, West Hills Tactical Core Fund was renamed to West Hills Core Fund.

The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Redemption Fee - To discourage short-term trades by investors, the Value, West Hills, and Camelot Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. See Note 7 for additional disclosure on redemption fees for each Fund.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes - The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023) or expected to be taken in the Funds’ 2024 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended December 31, 2024, the Funds did not incur any interest or penalties.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Derivative Transactions - The Funds may invest in put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants. Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a result, the Camelot Fund could potentially lose its entire investment in a warrant. See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the profitability expected return, vendor pricing and market approaches, which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks, real estate investment trusts, and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed income investments – Fixed income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded and to which valuation adjustments are not applied are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of December 31, 2024:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 19,624,522	$ -	$ -	$ 19,624,522
Real Estate Investment Trust	1,926,106	-	-	1,926,106
Money Market Fund	477,424	-	-	477,424
Total	$ 22,028,052	$ -	$ -	$ 22,028,052

West Hills Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Exchange Traded Fund	$ 8,016,988	$ -	$ -	$ 8,016,988
Money Market Fund	5,168			5,168
Purchased Options
Put Options	7,350	-	-	7,350
Total	$ 8,029,506	$ -	$ -	$ 8,029,506

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Put Options	$ (1,500)	$ -	$ -	$ (1,500)
Total	$ (1,500)	$ -	$ -	$ (1,500)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 61,032,359	$ 612,376	$ 24,311	$ 61,669,046
Real Estate Investment Trust	2,904,320	-	-	2,904,320
Escrow Shares	-	-	-	-
Asset-Backed Securities	-	87,972	-	87,972
Contingent Value Rights	3,380	-	-	3,380
Convertible Bonds *	-	4,912	-	4,912
Corporate Bonds *	-	1,733,500	6,250	1,739,750
Mortgage-Backed Securities *	-	11,261	-	11,261
Municipal Bonds	-	147,369	-	147,369
Preferred Stocks *	3,116,280	-	-	3,116,280
Structured Notes	-	357	-	357
United States Treasury Note Bonds	-	9,592,007	-	9,592,007
Warrants *	15,266	-	-	15,266
Purchased Options
Call Options	1,050	47,125	-	48,175
Put Options	1,702,355	4,458,525	-	6,160,880
Money Market Fund	7,865,600	-	-	7,865,600
Total	$ 76,640,610	$ 16,695,404	$ 30,561	$ 93,366,575

	Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Common Stocks	$ (876,204)	$ -	$ -	$ (876,204)
Written Options:
Call Options	(2,905,965)	(2,484,155)	-	(5,390,120)
Put Options	(117,970)	(43,200)	-	(161,170)
Total	$ (3,900,139)	$ (2,527,355)	$ -	$ (6,427,494)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Value and West Hills Funds did not hold any Level 3 assets during the six months ended December 31, 2024. It is each of the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2024 for the Value and West Hills Funds. There were no transfers between Level 1, Level 2 and Level 3 for the Camelot Fund. The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

	Balance as of June 30, 2024	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Transfers in to Level 3	Balance as of December 31, 2024
Common Stocks	$ 24,728	$ -	$ -	$ -	$ (417)	$ -	$ 24,311
Corporate Bonds	6,250	-	-	-	-	-	6,250
	$ 30,978	$ -	$ -	$ -	$ (417)	$ -	$ 30,561

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2024:

Camelot Fund

Asset	Fair Value at	Valuation	Unobservable	Input
Categories	December 31, 2024	Technique	Input	Values
Common Stocks
Automotive	$0	Market approach	Last traded price of	$0.00
			pre-conversion bonds
Metals & Mining	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Telecom	22,264	Profitability expected	Uncertainty of any	$0.50
		return method	additional future payout
Waste & Environmental	2,047	Market approach	Last traded price of non-	32.00%
Services & Equip.			restricted shares less a % discount
Escrow Shares	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Corporate Bonds	0	Vendor pricing	Single broker quote	$0.00
Automotive	0	Profitability expected	Liquidation value	$0.00
		return method	of asset
Financial Services	6,250	Vendor pricing	Single broker quote	$0.13

Venture Capital	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees, acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.91% of the average daily net assets of the Value Fund. For the six months ended December 31, 2024, FCP earned management fees of $97,108 from the Value Fund. As of December 31, 2024, the Value Fund owed FCP $17,455 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee of 0.21% of the Value Fund's average daily net assets for those services.  This fee was permanently reduced from 0.25% when the Value Fund’s net assets exceeded $15 million in April 2021. Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses. For the six months ended December 31, 2024, the Value Fund accrued $22,409 in administrative fees. At December 31, 2024, the Value Fund owed $4,054 in administrative fees.

West Hills Fund

The Trust has a “Management Agreement” with FCP with respect to the West Hills Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the West Hills Fund, subject to policies adopted by the Trust's Board of Trustees. Under the terms of the Management Agreement with the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. For the six months ended December 31, 2024, FCP’s fee of $40,450 was accrued by the West Hills Fund for advisory fees.

The Adviser has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2027, so that the Fund’s total annual operating expenses will not exceed 1.49%, subject to possible recoupment from the Fund in future years on a rolling 3-year basis (within the 3 years after the fees have been deferred or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The agreement can be terminated at any time by the Board. FCP waived $40,450 of advisory fees and reimbursed the West Hills Fund $7,260 for expenses during the six months ended December 31, 2024. As of December 31, 2024, FCP owed the West Hills Fund $3,184 for reimbursement of expenses. At June 30, 2024, the amounts subject to future recoupment total $258,547 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2022	June 30, 2025	$ 84,372
June 30, 2023	June 30, 2026	$ 84,478
June 30, 2024	June 30, 2027	$ 89,697

FCP also provides administrative services to the West Hills Fund under an Administration Agreement and receives a fee equal to 0.21% of the West Hills Fund’s average daily net assets for those services.  For the six months ended December 31, 2024, the West Hills Fund accrued $8,580 in administrative fees. At December 31, 2024, the West Hills Fund owed $2,854 in administrative fees.

As of October 7, 2020, FCP also provides compliance services to the West Hills Fund for which it is paid $32,000 per year. At December 31, 2024, the West Hills Fund owed $2,718 in compliance fees.

Camelot Fund

Camelot Advisors (“Adviser”) serves as the investment adviser to the Camelot Fund. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. For the six months ended December 31, 2024, Camelot Advisors earned management fees of $613,512 from the Camelot Fund. As of December 31, 2024, the Camelot Fund owed Camelot Advisors $95,108 for management fees.

Camelot Advisors has contractually agreed to waive their management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until October 31, 2025. Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. Camelot Advisors waived $5,292 for Class A and $38,071 for Institutional Class, respectively, in total of $43,363 of advisory fees for the six months ended December 31, 2024. At June 30, 2024, the amounts subject to future recoupment total $338,885 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2022	June 30, 2025	$ 146,030
June 30, 2023	June 30, 2026	$ 111,073
June 30, 2024	June 30, 2027	$ 81,782

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services. For the six months ended December 31, 2024, the Camelot Fund accrued $83,717 in administrative fees. At December 31, 2024, the Camelot Fund owed $12,674 in administrative fees.

FCP also provides compliance services to the Camelot Fund for which it is paid $32,000 per year. At December 31, 2024, the Camelot Fund owed $2,819 in compliance fees.

Note 5. Segment Reporting

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Adviser is deemed to be the Chief Operating Decision Maker.

Note 6. Distribution and Service Fees

The Trust, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets. For the six months ended December 31, 2024, the Investor Class accrued $5,504 in distribution fees and Class C accrued $5,306 in distribution fees. At December 31, 2024, the Value Fund owed $9,373 in distribution fees.

The Trust, with respect to the West Hills Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). As of December 31, 2024, no fees have been accrued.

The Trust, with respect to the Camelot Fund Class A has adopted plans under Rule 12b-1 of the 1940 Act that allow the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor, and other brokers. For the six months ended December 31, 2024, the Camelot Fund accrued $12,243 in 12b-1 fees. At December 31, 2024, the Camelot Fund owed $5,837 in distribution fees.

Note 7. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP. Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund and West Hills Fund.

Note 8. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series. Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2024 through December 31, 2024		July 1, 2023 through June 30, 2024

	Shares	Amount	Shares	Amount
Shares sold	27,719	$ 448,835	9,969	$ 140,427
Shares reinvested	12,083	192,239	26,634	368,082
Shares redeemed	(32,002)	(521,309)	(114,670)	(1,632,589)
Net Increase (Decrease)	7,800	$ 119,765	(78,067)	$ (1,124,080)

Value Fund – Class C	July 1, 2024 through December 31, 2024		July 1, 2023 through June 30, 2024

	Shares	Amount	Shares	Amount
Shares sold	49,845	$ 765,225	1,269	$ 16,945
Shares reinvested	2,797	40,390	5,427	68,328
Shares redeemed	(47,245)	(721,532)	(3,687)	(47,549)
Net Increase	5,397	$ 84,083	3,009	$ 37,724

Value Fund – Institutional Class	July 1, 2024 through December 31, 2024		July 1, 2023 through June 30, 2024

	Shares	Amount	Shares	Amount
Shares sold	29,495	$ 482,330	121,476	$ 1,790,247
Shares reinvested	45,299	740,636	84,588	1,199,457
Shares redeemed	(53,528)	(862,520)	(96,626)	(1,431,899)
Net Increase	21,266	$ 360,446	109,438	$ 1,557,805

West Hills Fund	July 1, 2024 through December 31, 2024		July 1, 2023 through June 30, 2024

	Shares	Amount	Shares	Amount
Shares sold	6,962	$ 73,971	57,524	$ 552,045
Shares reinvested	11,514	124,009	-	-
Shares redeemed	(44,823)	(480,936)	(63,316)	(608,908)
Net Increase (Decrease)	(26,347)	$ (282,956)	(5,792)	$ (56,863)

Camelot Fund – Class A	July 1, 2024 through December 31, 2024		July 1, 2023 through June 30, 2024

	Shares	Amount	Shares	Amount
Shares sold	43,322	$ 885,098	101,728	$ 2,007,299
Shares reinvested	10,099	200,266	28,654	548,430
Redemption fees	-	59	-	239
Shares redeemed	(77,371)	(1,576,476)	(196,241)	(3,856,136)
Net Decrease	(23,950)	$ (491,053)	(65,859)	$ (1,300,168)

Camelot Fund – Institutional Class	July 1, 2024 through December 31, 2024		July 1, 2023 through June 30, 2024

	Shares	Amount	Shares	Amount
Shares sold	536,455	$ 11,162,951	2,018,140	$ 40,454,065
Shares reinvested	99,328	2,016,353	285,479	5,592,543
Redemption fees	-	188	-	825
Shares redeemed	(970,760)	(20,151,006)	(2,975,864)	(59,734,798)
Net Decrease	(334,977)	$ (6,971,514)	(672,245)	$ (13,687,365)

Shareholders of the Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase. The tables above reflect the redemption fees collected from shareholders of the Funds and reclassified to paid-in-capital.

Note 9. Derivative Transactions

The Funds consider the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended December 31, 2024.

West Hills Fund

Average notional value of:

Call Options Purchased	$ -
Put Options Purchased	$ 3,158,500
Written Call Options	$ (4,075,250)
Written Put Options	$ (2,875,000)

Camelot Fund

Average notional value of:

Warrants	$ 148,908
Call Options Purchased	$ 3,850,000
Put Options Purchased	$ 83,080,000
Written Call Options	$ (50,897,625)
Written Put Options	$ (19,950,000)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

West Hills Fund

As of December 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Purchased Options	$ 7,350
Total Assets	$ 7,350

Liabilities	Equity Contracts
Written Options	$ (1,500)
Total Liabilities	$ (1,500)

For the six months ended December 31, 2024, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ 2,259	$ 2,259
Written Options	134,813	134,813
	$ 137,072	$ 137,072

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (160,307)	$ (160,307)
Written Options	(70,797)	(70,797)
	$ (231,104)	$ (231,104)

Camelot Fund

As of December 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 6,209,055
Warrants – equity contracts	15,266
Structured Notes	357
Total Assets	$ 6,224,678

Liabilities	Equity Contracts
Written Options	$ (5,551,290)
Total Liabilities	$ (5,551,290)

For the six months ended December 31, 2024, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ 743,575	$ 743,575
Written Options	1,757,723	1,757,723
Structured Notes	204	204
Warrants	8,893	8,893
	$ 2,510,395	$ 2,510,395

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (216)	$ (216)
Written Options	(182,381)	(182,381)
Structured Notes	-	-
Warrants	-	-
	$ (182,597)	$ (182,597)

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities. Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 10. Offsetting Assets and Liabilities

The West Hills Fund and the Camelot Fund are subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for the West Hills Fund and the Camelot Fund subject to offsets as of December 31, 2024:

			Gross	Net
		Gross	Amounts	Amounts	Gross Amounts Not
		Amounts	Offset	Presented	Offset in the Statements
		Recognized in	in the	in the	of Assets and Liabilities
		the Statement	Statements	Statements		Collateral
		of Assets and	of Assets	of Assets	Financial	Pledged	Net
Description	Counterparty	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
West Hills Fund

Assets:
Purchased Options	Interactive	$7,350	$—	$7,350	$—	$7,350	$—
	Brokers
Liabilities:
Written Options	Interactive	$(1,500)	$—	$(1,500)	$—	$(1,500)	$—
	Brokers

Camelot Fund

Assets:
Purchased Options	Susquehanna	$6,209,055	$—	$6,209,055	$—	$6,209,055	$—

Liabilities:
Written Options	Susquehanna	$(5,551,290)	$—	$(5,551,290)	$—	$(5,551,290)	$—

Note 11. Investment Transactions

For the six months ended December 31, 2024, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $10,071,640 and $10,638,790, respectively.

For the six months ended December 31, 2024, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the West Hills Fund aggregated $65,944 and $2753,525, respectively.

For the six months ended December 31, 2024, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $24,988,014 and $34,553,701, respectively.

Note 12. Tax Matters

As of June 30, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	West Hills Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 2,870,618	$ 2,289,887	$ 9,653,923
Gross unrealized depreciation on investment securities	(299,102)	(1,353,974)	(19,231,159)
Net unrealized appreciation (depreciation) on investment securities	$ 2,571,516	$ 935,913	$ (9,577,236)

Cost of investment securities, including short-term investments *	$ 16,974,766	$ 6,959,352	$ 100,273,997

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2024 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	West Hills Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 2,571,516	$ 935,913	$ (9,577,236)
Post December net-investment loss deferral	-	(28,491)	-
Undistributed ordinary income (loss)	168,772	-	1,683,087
Accumulated undistributed long-term capital gain	348,111	-	-
Total Distributable earnings/(deficit)	$ 3,088,399	$ 907,422	$ (7,894,149)

* The difference between book and tax cost represents disallowed wash sales and straddles for tax purposes for the West Hills and Camelot Funds and disallowed wash sales for the Value Fund.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of losses on wash sales and straddles. Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. The West Hills Fund utilized $129,273 of its capital loss carryforward during the year ended June 30, 2024.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The West Hills Fund has recorded a reclassification in their capital account. As of June 30, 2024, the West Hills Fund recorded permanent book/tax differences of $2,595 from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the West Hills Fund.

The Funds paid the following distributions for the six months ended December 31, 2024 and year ended June 30, 2024:

Value Fund
Period/Year Ended	$ Amount	Tax Character
Investor Class
12/31/2024	$ 112,839	Ordinary income
12/31/2024	$ 87,204	Long-term capital gain
6/30/2024	$ 145,887	Ordinary income
6/30/2024	$ 241,016	Long-term capital gain

Class C
12/31/2024	$ 20,459	Ordinary income
12/31/2024	$ 22,680	Long-term capital gain
6/30/2024	$ 16,960	Ordinary income
6/30/2024	$ 57,933	Long-term capital gain

Institutional Class
12/31/2024	$ 446,621	Ordinary income
12/31/2024	$ 311,056	Long-term capital gain
6/30/2024	$ 422,944	Ordinary income
6/30/2024	$ 820,053	Long-term capital gain

West Hills Fund
Period/Year Ended	$ Amount	Tax Character
12/31/2024	$ 194,852	Ordinary income

The West Hills Fund did not pay any distributions for the year ended June 30, 2024.

Camelot Fund
Period/Year Ended	$ Amount	Tax Character
Class A
12/31/2024	$ 226,228	Ordinary income
6/30/2024	$ 640,894	Ordinary income

Institutional Class
12/31/2024	$ 2,160,382	Ordinary income
6/30/2024	$ 5,929,321	Ordinary income

Note 13. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of December 31, 2024, NFS, LLC owned approximately 42% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of December 31, 2024, NFS, LLC owned approximately 82% of the West Hills Fund, for the benefit of others, and may be deemed to control the West Hills Fund. As of December 31, 2024, Charles Schwab & Co., Inc. owned approximately 39% of the Camelot Fund, for the benefit of others, and may be deemed to control the Camelot Fund.

Note 14. Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 15. Market Risk and Geopolitical Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Note 16. Subsequent Events

On November 26, 2024, the Board of Trustees determined that it is in the best interests of shareholders to liquidate the West Hills Core Fund, a series of the Trust, following a recommendation by the Fund's investment adviser, FCP. The Board has determined to liquidate the Fund with the liquidation payment to shareholders on January 3, 2025.

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Frank Funds

Additional information

December 31, 2024 (Unaudited)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Jeffry Brown

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

UMB Financial Corporation

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund, the West Hills Fund, and the Camelot Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 16.  Controls and Procedures.

(a)       Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date March 5, 2025